U.S. SECURITIES AND EXCHANGE COMMISSION


                             Washington D. C. 20549


            FORM 24F-2: Annual Notice of Securities Sold, Pursuant to

                                   Rule 24F-2


Read instructions at end of Form before preparing Form.
Please print or type.

  1. Name and address of issuer:  The Pilot Funds
                                  3435 Stelzer Road
                                  Columbus, Ohio   43219

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  2. Name of each series or class of funds for which this notice is filed:

                                  SEE EXHIBIT A

  3. Investment Company Act File Number: 811-3517
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     Securities Act File Number:   2-78440

  4. Last day of fiscal year for which this notice is filed:  May 16, 1997

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  5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year end for purposes of reporting securities sold
after the close of   the fiscal year but before termination of the issuer's
24f-2 declaration:      [  ]
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  6. Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable (see Instruction A.6):

                                       N/A
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  7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:


                                       N/A

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  8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:

                                       N/A
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9. Number and aggregate sale price of securities sold during the fiscal year:
                                    Number:         11,664,662,853  shares
                                    Sale Price:  $ 12,181,947,169
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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

                                    Number:          11,664,662,853  shares
                                    Sale Price:    $ 12,181,947,169

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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                                    Number:        25,221,652  shares
                                    Sale Price:  $ 54,084,445

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12. Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year in reliance on Rule 24f-2 (from Item 10):
                                                             $12,181,947,169.00

(ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):


                                                                 +54,084,445.00

(iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):


                                                             -17,248,635,916.00

(iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to Rule 24e-2 (if applicable):

                                                                      +0.00



(v) Net aggregate price of securities sold and issued during the fiscal year in reliance on Rule 24f-2 [line (i), plus line (ii), less line
(iii), plus line (iv)] (if applicable):


                                                             - 5,012,604,302.00

(vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):


                                                                 x 1/33 of 1%


(vii) Fee due [line (i) or line (v) multiplied by line (vi)]:


                                                                        $0.00

Instruction:  Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

       Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rule of Informal and Other Procedures (17
       CFR 202.3a). [ ]

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



Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                       NA

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                                   SIGNATURES



This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By: \s\  Martin R. Dean
         Treasurer

Date:    July 14, 1997

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



                                    EXHIBIT A


PILOT  SHORT-TERM DIVERSIFIED ASSETS FUND
PILOT SHORT-TERM U.S. TREASURY FUND
PILOT MISSOURI SHORT-TERM TAX-EXEMPT FUND
PILOT SHORT-TERM TAX-EXEMPT DIVERSIFIED FUND
PILOT INTERNATIONAL EQUITY FUND
PILOT GROWTH AND INCOME FUND
PILOT EQUITY INCOME FUND
PILOT INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND
PILOT INTERMEDIATE MUNICIPAL BOND FUND
PILOT MUNICIPAL BOND FUND
PILOT SMALL CAPITALIZATION EQUITY FUND
PILOT DIVERSIFIED BOND INCOME FUND
PILOT GROWTH FUND
PILOT U.S. GOVERNMENT SECURITIES FUND


On October 18, 1996, pursuant to an Agreement and Plan of Reorganization dated May 21, 1996 and Rule 24f-2(b)(3)(ii), Pilot Growth assumed the obligations, fees, and redemption credits incurred pursuant to Rules 24f-2 and 24e-2 by the Aggressive Stock Appreciation Fund, and Pilot Diversified Bond Income Fund assumed the obligations, fees, and redemption credits incurred pursuant to Rules 24f-2 and 24e-2 by the Bond Income Fund and the Intermediate Bond Income Fund. The Aggressive Stock Appreciation Fund, the Bond Income Fund, and the Intermediate Bond Income Fund are series of FUNDS IV Trust (Securities Act File No. 33-78420 and Investment Company Act File No. 811-8496). Purchase, redemption, and dividend reinvestment activity for the Aggressive Stock Appreciation Fund and for the Bond Income Fund and the Intermediate Bond Income Fund, which would otherwise have been reflected in FUNDS IV Trust's notice pursuant to Rule 24f-2 filed for the fiscal year ended October 18, 1996, appears in this notice in the purchase, redemption and dividend reinvestment activity for Pilot Growth Fund and for Pilot Diversified Income Fund, respectively.

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